Acquisitions and dispositions - Narrative (Details)			3 Months Ended		12 Months Ended
	Nov. 01, 2022 USD ($)	Aug. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) entity	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Contingent payments and receipts					$ 0
Gain (loss) on disposal			$ 4,000,000	$ (34,000,000)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]					Investment and other income
Goodwill, written off related to sale of business unit					$ 447,000,000
Goodwill				$ 17,496,000,000	16,150,000,000		$ 17,512,000,000
Disposal group, number of legal entities | entity				2
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Dispositions 2022
Business Acquisition [Line Items]
Possible additional consideration to be received					$ 390,000,000
Consideration consideration to be received, transaction period					5 years
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Alcentra
Business Acquisition [Line Items]
Cash consideration received	$ 350,000,000
Gain (loss) on disposal	(11,000,000)
Loss on disposal, after tax	(40,000,000)
Assets under management						$ 32,000,000,000
Goodwill, written off related to sale of business unit	$ 434,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | HedgeMark Advisors
Business Acquisition [Line Items]
Gain (loss) on disposal		$ 37,000,000
Goodwill, written off related to sale of business unit		$ 13,000,000
Acquisition in 2021
Business Acquisition [Line Items]
Potential obligation to pay additional consideration, lower range					$ 27,000,000
Potential obligation to pay additional consideration, upper range					$ 45,000,000
Period for contingent consideration transaction period					2 years
Goodwill					$ 99,000,000
Intangible assets acquired					$ 70,000,000